Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 2,662,520	$ 6,970,110	$ 8,224,508
Prepaid expenses and other current assets	708,377	1,958,280	2,976,583
Total Current Assets	3,370,897	8,928,390	11,201,091
Intangible assets, net	1,587,188	1,658,858	1,948,913
In-process research and development		9,063,000	12,575,780
Goodwill			36,987,886
Total Assets	4,958,085	19,650,248	62,713,670
Current Liabilities:
Accounts payable	1,713,164	1,801,210	586,611
Accrued expenses	2,375,660	2,284,516	1,964,580
Loans payable - current portion	332,885	1,308,516	1,828,079
Derivative liabilities	5,605	75,381	15,220,367
Total Current Liabilities	4,806,844	5,657,782	19,699,284
Loans payable - noncurrent portion	22,216	31,189	48,165
Deferred tax liability	278,352	2,617,359	3,643,526
Total Liabilities	5,107,412	8,306,330	23,390,975
Stockholders’ (Deficit) Equity:
Preferred stock, value
Common stock, value	674	375	170
Additional paid-in capital	128,815,362	121,637,611	107,187,371
Accumulated other comprehensive income	(2,848,811)	(2,885,523)	817,440
Accumulated deficit	(126,116,552)	(107,408,545)	(68,682,286)
Total Stockholders’ (Deficit) Equity	(149,327)	11,343,918	39,322,695
Total Liabilities and Stockholders’ (Deficit) Equity	4,958,085	19,650,248	62,713,670
Series A Preferred Stock
Stockholders’ (Deficit) Equity:
Preferred stock, value
Class C Preferred Stock
Stockholders’ (Deficit) Equity:
Preferred stock, value
Class K Preferred Stock
Stockholders’ (Deficit) Equity:
Preferred stock, value
Related Parties
Current Liabilities:
Accounts payable - related parties	51,227
Accrued expenses - related parties	$ 328,303	188,159	18,370
Loans payable - related parties			$ 81,277